LOANS TO THE PARENT CORPORATION (Details) $ in Millions	Dec. 31, 2019 CAD ($)	Sep. 13, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Sep. 28, 2018 CAD ($)	Jul. 23, 2018 CAD ($)	Jun. 29, 2018 CAD ($)	Apr. 03, 2018 CAD ($)
LOANS TO THE PARENT CORPORATION
Loans to the parent corporation	$ 701.1		$ 596.1
Non-revolving unsubordinated and unsecured loan maturing in April 2021
LOANS TO THE PARENT CORPORATION
Principal amount							$ 75.0
Interest rate (as a percent)							5.25
Non-revolving subordinated and unsecured loan maturing in April 2021
LOANS TO THE PARENT CORPORATION
Principal amount							$ 75.0
Interest rate (as a percent)							5.50
Non-revolving subordinated and unsecured loan maturing in June 2021
LOANS TO THE PARENT CORPORATION
Principal amount						$ 262.0
Interest rate (as a percent)						5.50
Non-revolving subordinated and unsecured loan maturing in July 2021
LOANS TO THE PARENT CORPORATION
Principal amount					$ 87.1
Interest rate (as a percent)					5.50
Non-revolving subordinated and unsecured loan maturing in September 2021
LOANS TO THE PARENT CORPORATION
Principal amount				$ 175.0
Interest rate (as a percent)				5.75
Loans to the parent corporation			$ 97.0
Non-revolving subordinated and unsecured loan maturing in September 2022
LOANS TO THE PARENT CORPORATION
Principal amount		$ 150.0
Interest rate (as a percent)		5.00
Loans to the parent corporation	$ 27.0